FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Banks - 3.2%
Pinnacle Financial Partners, Inc.	386,527	$ 21,320,829
SouthState Corporation	364,610	25,982,109
		47,302,938
Building Products - 0.9%
Fortune Brands Innovations, Inc.	226,732	13,315,970

Capital Markets - 6.4%
Brookfield Asset Management Ltd. - Class A	397,940	13,020,597
Brookfield Corporation - Class A	1,591,760	51,875,458
T. Rowe Price Group, Inc.	254,320	28,712,728
		93,608,783
Chemicals - 3.4%
Air Products & Chemicals, Inc.	175,500	50,405,355

Construction Materials - 3.5%
Vulcan Materials Company	297,930	51,112,871

Containers & Packaging - 2.3%
Avery Dennison Corporation	187,000	33,459,910

Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. - Class A (a)	98	45,628,800

Electronic Equipment, Instruments & Components - 14.0%
Amphenol Corporation - Class A	493,240	40,307,573
CDW Corporation	558,200	108,787,598
Zebra Technologies Corporation - Class A (a)	179,460	57,068,280
		206,163,451
Health Care Equipment & Supplies - 4.0%
Stryker Corporation	208,000	59,377,760

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	11,350	30,104,853

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.8% (Continued)	Shares	Value
Insurance - 13.6%
Brown & Brown, Inc.	1,679,392	$ 96,430,689
Markel Corporation (a)	53,850	68,788,528
Progressive Corporation (The)	240,000	34,334,400
		199,553,617
IT Services - 1.5%
Fidelity National Information Services, Inc.	402,400	21,862,392

Machinery - 14.3%
Graco, Inc.	670,180	48,929,842
IDEX Corporation	431,530	99,696,376
Illinois Tool Works, Inc.	254,560	61,972,632
		210,598,850
Multi-Line Retail - 2.1%
Dollar General Corporation	146,300	30,790,298

Oil, Gas & Consumable Fuels - 2.0%
EOG Resources, Inc.	256,500	29,402,595

Semiconductors & Semiconductor Equipment - 5.2%
Analog Devices, Inc.	279,510	55,124,962
Microchip Technology, Inc.	258,860	21,687,291
		76,812,253
Specialty Retail - 11.4%
AutoZone, Inc. (a)	18,265	44,898,110
CarMax, Inc. (a)	559,944	35,993,200
Ross Stores, Inc.	810,688	86,038,318
		166,929,628
Trading Companies & Distributors - 2.9%
Fastenal Company	780,900	42,121,746

Total Common Stocks (Cost $513,626,715)		$ 1,408,552,070

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 4.71% (b) (Cost $62,410,594)	62,410,594	$ 62,410,594

Total Investments at Value - 100.0% (Cost $576,037,309)		$ 1,470,962,664

Liabilities in Excess of Other Assets - (0.0%) (c)		(321,909)

Net Assets - 100.0%		$ 1,470,640,755

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.
(c)	Percentage rounds to less than 0.1%.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Aerospace & Defense - 3.3%
HEICO Corporation - Class A	139,305	$ 18,931,549

Building Products - 6.4%
Trane Technologies plc	200,300	36,851,194

Capital Markets - 1.4%
T. Rowe Price Group, Inc.	73,370	8,283,473

Chemicals - 5.1%
Air Products & Chemicals, Inc.	101,281	29,088,916

Commercial Services & Supplies - 2.7%
Cintas Corporation	33,220	15,370,230

Commercial Support Services - 3.6%
Republic Services, Inc.	152,890	20,673,786

Construction Materials - 3.1%
Vulcan Materials Company	102,830	17,641,515

Containers & Packaging - 3.9%
Avery Dennison Corporation	125,500	22,455,715

Distributors - 3.2%
Pool Corporation	53,900	18,457,516

Electronic Equipment, Instruments & Components - 8.5%
Amphenol Corporation - Class A	75,251	6,149,512
CDW Corporation	217,000	42,291,130
		48,440,642
Food Products - 0.5%
McCormick & Company, Inc.	36,700	3,053,807

Health Care Equipment & Supplies - 7.3%
STERIS plc	57,845	11,064,592

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Health Care Equipment & Supplies - 7.3% (Continued)
Stryker Corporation	107,000	$ 30,545,290
		41,609,882
Industrial Conglomerates - 1.5%
Roper Technologies, Inc.	20,000	8,813,800

Insurance - 10.1%
Arthur J. Gallagher & Company	208,500	39,888,135
Hanover Insurance Group, Inc. (The)	137,200	17,630,200
		57,518,335
IT Services - 13.5%
Broadridge Financial Solutions, Inc.	159,400	23,363,258
Genpact Ltd.	372,000	17,193,840
Jack Henry & Associates, Inc.	112,300	16,925,856
Paychex, Inc.	173,080	19,833,237
		77,316,191
Machinery - 3.3%
IDEX Corporation	81,174	18,753,629

Semiconductors & Semiconductor Equipment - 9.7%
Entegris, Inc.	253,000	20,748,530
Microchip Technology, Inc.	414,920	34,761,997
		55,510,527
Specialty Retail - 4.5%
Ross Stores, Inc.	240,026	25,473,959

Trading Companies & Distributors - 4.5%
Fastenal Company	349,000	18,825,060
Watsco, Inc.	21,720	6,910,435
		25,735,495

Total Common Stocks (Cost $290,486,328)		$ 549,980,161

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 4.71% (a) (Cost $14,675,830)	14,675,830	$ 14,675,830

Total Investments at Value - 98.7% (Cost $305,162,158)		$ 564,655,991

Other Assets in Excess of Liabilities - 1.3%		7,320,520

Net Assets - 100.0%		$ 571,976,511

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 91.4%	Shares	Value
Banks - 8.7%
Home BancShares, Inc.	412,135	$ 8,947,451
Pinnacle Financial Partners, Inc.	168,000	9,266,880
SouthState Corporation	121,606	8,665,643
		26,879,974
Diversified Consumer Services - 4.7%
Carriage Services, Inc.	249,000	7,599,480
Frontdoor, Inc. (a)	249,205	6,947,836
		14,547,316
Food Products - 7.6%
Hostess Brands, Inc. (a)	527,862	13,133,207
Nomad Foods Ltd. (a)	554,010	10,382,147
		23,515,354
Gas Utilities - 3.5%
Brookfield Infrastructure Corporation - Class A	236,415	10,889,275

Health Care Facilities & Services - 3.9%
Chemed Corporation	22,655	12,182,726

Hotels, Restaurants & Leisure - 3.9%
Choice Hotels International, Inc.	102,300	11,988,537

Insurance - 5.4%
Hagerty, Inc. - Class A (a)	729,259	6,373,724
Trisura Group Ltd. (a)	428,480	10,478,350
		16,852,074
IT Services - 9.5%
Cass Information Systems, Inc.	206,145	8,928,140
ExlService Holdings, Inc. (a)	126,894	20,535,256
		29,463,396
Machinery - 3.2%
Franklin Electric Company, Inc.	104,500	9,833,450

Media - 3.1%
Boston Omaha Corporation - Class A (a)	401,300	9,498,771

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.4% (Continued)	Shares	Value
Multi-Line Retail - 2.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	150,550	$ 8,722,867

Professional Services - 6.9%
CBIZ, Inc. (a)	433,227	21,440,404

Real Estate Management & Development - 7.7%
Colliers International Group, Inc.	128,511	13,564,336
FirstService Corporation	72,534	10,226,568
		23,790,904
Real Estate Owners & Developers - 1.8%
Dream Finders Homes, Inc. - Class A (a)	430,000	5,697,500

Road & Rail - 3.8%
Landstar System, Inc.	65,700	11,777,382

Software - 6.0%
Descartes Systems Group, Inc. (The) (a)	101,200	8,157,732
SPS Commerce, Inc. (a)	69,800	10,630,540
		18,788,272
Specialty Retail - 5.8%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	7,912,407
Penske Automotive Group, Inc.	72,319	10,255,557
		18,167,964
Trading Companies & Distributors - 3.1%
SiteOne Landscape Supply, Inc. (a)	70,614	9,664,938

Total Common Stocks (Cost $184,894,485)		$ 283,701,104

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 8.6%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 4.71% (b) (Cost $26,772,000)	26,772,000	$ 26,772,000

Total Investments at Value - 100.0% (Cost $211,666,485)		$ 310,473,104

Liabilities in Excess of Other Assets - (0.0%) (c)		(164,722)

Net Assets - 100.0%		$ 310,308,382

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.
(c)	Percentage rounds to less than 0.1%.